Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of operation [Abstract]
Nature Of Operations	Note 1 – Nature of operationsPopular, Inc. (the “Corporation or “Popular”) is a diversified, publicly-owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the mainland United States (“U.S.”) and the U.S. and British Virgin Islands. In Puerto Rico, the Corporation provides retail, mortgage and commercial banking services, through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the mainland U.S., the Corporation provides retail, mortgage and commercial banking services through its New York-chartered banking subsidiary, Popular Bank (“PB” or “Popular U.S.”), which has branches located in New York, New Jersey and Florida, and equipment leasing and financing services through Popular Equipment Finance (“PEF”), a newly formed wholly-owned subsidiary of PB based in Minnesota.